Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	true
Amendment Description

This Amendment No. 1 to Form 20-F (the "Form 20-F/A") amends the annual report on Form 20-F of NCL Corporation Ltd. for the fiscal year ended December 31, 2011, originally filed with the U.S. Securities and Exchange Commission ("SEC") on February 21, 2012 (the "Form 20-F"). The purpose of this Form 20-F/A is to amend the Form 20-F to provide Interactive Data File disclosure as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. The Interactive Data File disclosure attached as Exhibit 101 to the Form 20-F/A is the first Interactive Data File that NCL Corporation Ltd. is required to submit under Rule 405 of Regulation S-T.

The Form 20-F, as amended by this Form 20-F/A, speaks as of the original filing date of the Form 20-F, does not reflect events that may have occurred subsequent to the original filing date of the Form 20-F, and does not modify or update in anyway the disclosures made in the Form 20-F.

Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	NCL CORP Ltd.
Entity Central Index Key	0001318742
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	21,000,000
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes